Annual Total Returns - FidelityValueFund-KPRO - FidelityValueFund-KPRO - Fidelity Value Fund - Fidelity Value Fund - Class K	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	37.22%
Annual Return 2014	11.85%
Annual Return 2015	(6.41%)
Annual Return 2016	16.19%
Annual Return 2017	15.78%
Annual Return 2018	(17.31%)
Annual Return 2019	31.86%
Annual Return 2020	9.38%
Annual Return 2021	35.47%
Annual Return 2022	(8.85%)